General information (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of consolidation and presentation
Basis of consolidation and presentation
The financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“US GAAP”). The amounts are presented in United States dollar (US dollar) rounded to the nearest hundred thousand, unless otherwise stated.
The accounting policies set out below have been applied consistently to all periods in these consolidated and combined carve-out financial statements, unless otherwise noted.
Pre - IPO Basis of consolidation
Before the Company’s initial public offering, the Company’s Combined Carve-out Financial Statements have been prepared on a “carve-out” basis for the periods January 1, 2012 to October 23, 2012 and year ended December 31, 2011, from the accounting records of the Seadrill using historical results of operations, assets and liabilities attributable to the Company, including allocation of expenses from Seadrill. Management believes the assumptions and allocations of the carve-out period have been determined on a basis that is a reasonable reflection of the utilization of services provided to, or the benefit received by, the Company during the periods presented. The actual basis of allocation for each item is described below.
The Company’s Combined Carve-out Financial Statements include the assets, liabilities, revenues, expenses and cash flows directly attributable to the OPCO’s companies and their rig-owning and operating subsidiaries, plus the following items which have been assigned or allocated as set forth below:

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The loan related to the West Capricorn drilling rig and associated balances have been assigned based on the actual debt agreements, as these are readily separable and identifiable within the books of Seadrill.

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The Company’s debts relating to the West Capella, the West Aquarius and the West Vencedor drilling rigs are held by Seadrill in connection with loan facilities which also cover non-Seadrill Partners LLC drilling units. Accordingly, the Company’s share of these loan facilities, interest expense, deferred financing fees and related repayments and drawdowns for all periods presented have been carved-out based on the relative fair value of the Company’s drilling units at December 31, 2012, which is based on external fair value assessments.

The company has also benefited from Seadrill's general corporate debt. As the use of this debt was for general corporate purposes within the Seadrill corporate group, a proportion of the interest cost of this debt has been included in the Company’s Combined Carve-out Financial Statements for the periods presented, based upon the relative fair value of the Company’s drilling units at December 31, 2012 in proportion to the fair value of Seadrill’s drilling units (including the Company’s drilling units).

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A portion of Seadrill’s mark-to-market adjustments for interest rate swap derivatives have been allocated to the Company’s Combined Carve-out Statement of Operations on the basis of the Company’s proportion of Seadrill’s floating rate debt.

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Rig operating expenses, which include rig management fees for the provision of technical and commercial management of rigs, that cannot be attributed to specific drilling units have been allocated to the Company based on intercompany charges from Seadrill.

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Administrative expenses, which include stock-based compensation and defined benefit pension plan costs of Seadrill that cannot be attributed to specific drilling units, and for which the Company is deemed to have received the benefit of, have been allocated to the Company based on intercompany charges from Seadrill. The Company has treated the defined benefit plan as a multiemployer plan operated by Seadrill and has included only period costs from Seadrill during the periods presented.

In accordance with the convention for carve-out financial statements, amounts due to and due from the Company to other Seadrill entities are recognized within owner’s equity in the Company’s Combined Carve-out Financial Statements. Because Seadrill uses a centralized cash management system, whereby cash held at a subsidiary level is swept on a daily basis into a centralized treasury function at Seadrill, intercompany payables and receivables outstanding for the periods presented prior to the Company's IPO, have been deemed to have been treated as equity in the Company.
The financial position, results of operations and cash flows of the Company may differ from those that would have been achieved had the Company operated autonomously as a publicly traded entity for all years presented, as the Company may have had, for example, additional administrative expenses, including legal, accounting, treasury and regulatory compliance and other costs normally incurred by a publicly traded entity.

Post - IPO Basis of consolidation
Investments in companies in which the Company directly or indirectly holds more than 50% of the voting control are consolidated in the financial statements. The Company owns a 30% limited partner interest in Seadrill Operating LP, as well as the non-economic general partner interest in Seadrill Operating LP, through the Company's 100% ownership of its general partner Seadrill Operating GP LLC. Ownership of the general partner is deemed to provide the Company with a controlling financial interest and as such the Company consolidates Seadrill Operating LP in its financial statements.
All inter-company balances and transactions are eliminated. The Company allocated the initial company capital of unitholders on the basis of how distributions would be made in a liquidation situation.